Loans (Tables)	12 Months Ended
Dec. 31, 2018
Loans [Abstract]
Loans
(a)	Loans as of December 31, 2017 are as follows:

	2017
Household loans	~~W~~	111,590,777
Corporate loans		139,989,642
Public and other		2,297,631
Loans to banks		2,969,784
Card receivables		20,640,857

		277,488,691
Discount		(44,936)
Deferred loan origination costs and fees		432,615

		277,876,370
Allowance for credit losses		(2,310,604)

	~~W~~	275,565,766

Changes in the allowance for credit losses
(b)	Changes in the allowance for credit losses for the year ended December 31, 2017 are as follows:

	2017
	Loans		Other (*3)	Total
Beginning balance	~~W~~	2,360,795	66,896	2,427,691
Provision for (reversal of) allowance (*1)		799,577	15,672	815,249
Write-offs		(973,943)	(20,063)	(994,006)
Effect of discounting (*2)		(23,316)	—	(23,316)
Disposal		(63,091)	16	(63,075)
Recoveries		311,042	1,591	312,633
Others (*1)(*4)		(100,460)	(379)	(100,839)

Ending balance	~~W~~	2,310,604	63,733	2,374,337

(*1)	As the accounting for the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.
(*2)	Interest income from impaired financial assets
(*3)	Included allowance for due from banks and other assets
(*4)	Other changes were due to debt restructuring, debt-equity swap, and foreign exchange rate, etc.

Changes in deferred loan origination costs and fees
(c)	Changes in deferred loan origination costs for the year ended December 31, 2017 are as follows:

	2017
Beginning balance	~~W~~	395,394
Loan origination		178,890
Amortization		(141,669)

Ending balance	~~W~~	432,615